Trade and other receivables - Movement in provision for expected credit losses (Details) - Provision for expected credit losses - Trade receivables - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
At 1 January	$ 2,465,258	$ 2,403,782
Charge to the consolidated statement of comprehensive income	535,340	873,442
Assets Classified As Held For Sale	(672,290)	(811,966)
At 31 December	$ 2,328,308	$ 2,465,258